Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Jan. 01, 2018
Defined benefit plan, Disclosure
Planning horizon of conversion rates	8 years
Total benefit costs
Net periodic benefit/(costs)	SFr 112.0	SFr 271.0	SFr 228.0
Total amount recognized
Noncurrent assets	2,170.0	1,061.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,583.0)	(4,278.0)
Prior service credit/(cost)	522.0	643.0
Total	(3,061.0)	(3,635.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	(172.0)	(136.0)	174.0
Actuarial gains/(losses), Net	323.0	3.0
Prior service credit/(cost), Net		142.0
Amortization of actuarial losses/ (gains), Net	328.0	323.0
Amortization of prior service cost/(credit), Net	(105.0)	(92.0)
Immediate recognition due to curtailment/settlement, Net	28.0	54.0
Total amounts recognized in other comprehensive income, Net	574.0	430.0
Defined benefit pension plans
Fair value of plan assets
Beginning of the measurement period	19,951.0
End of the measurement period	21,084.0	19,951.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	1,809.0	729.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,547.0)	(4,239.0)
Prior service credit/(cost)	519.0	640.0
Total	(3,028.0)	(3,599.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	406.0	13.0
Actuarial gains/(losses), Tax	(82.0)	(9.0)
Actuarial gains/(losses), Net	324.0	4.0
Prior service credit/(cost), Gross		180.0
Prior service credit/(cost), Tax		(38.0)
Prior service credit/(cost), Net		142.0
Amortization of actuarial losses/(gains), Gross	400.0	408.0
Amortization of actuarial losses/(gains), Tax	(76.0)	(91.0)
Amortization of actuarial losses/ (gains), Net	324.0	317.0
Amortization of prior service cost/(credit), Gross	(131.0)	(116.0)
Amortization of prior service cost/(credit), Tax	26.0	24.0
Amortization of prior service cost/(credit), Net	(105.0)	(92.0)
Immediate recognition due to curtailment/settlement, Gross	36.0	82.0
Immediate recognition due to curtailment/settlement, Tax	(8.0)	(28.0)
Immediate recognition due to curtailment/settlement, Net	28.0	54.0
Total amounts recognized in other comprehensive income, Gross	711.0	567.0
Total amounts recognized in other comprehensive income, Tax	(140.0)	(142.0)
Total amounts recognized in other comprehensive income, Net	571.0	425.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	282.0
Amortization of prior service cost/(credit)	(100.0)
Total	182.0
Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 396.0
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)	(36.0)	(39.0)
Prior service credit/(cost)	3.0	3.0
Total	(33.0)	(36.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(2.0)	(1.0)
Actuarial gains/(losses), Tax	1.0	0.0
Actuarial gains/(losses), Net	(1.0)	(1.0)
Prior service credit/(cost), Gross		0.0
Prior service credit/(cost), Tax		0.0
Prior service credit/(cost), Net		0.0
Amortization of actuarial losses/(gains), Gross	7.0	10.0
Amortization of actuarial losses/(gains), Tax	(3.0)	(4.0)
Amortization of actuarial losses/ (gains), Net	4.0	6.0
Amortization of prior service cost/(credit), Gross	0.0	0.0
Amortization of prior service cost/(credit), Tax	0.0	0.0
Amortization of prior service cost/(credit), Net	0.0	0.0
Immediate recognition due to curtailment/settlement, Gross	0.0	0.0
Immediate recognition due to curtailment/settlement, Tax	0.0	0.0
Immediate recognition due to curtailment/settlement, Net	0.0	0.0
Total amounts recognized in other comprehensive income, Gross	5.0	9.0
Total amounts recognized in other comprehensive income, Tax	(2.0)	(4.0)
Total amounts recognized in other comprehensive income, Net	3.0	SFr 5.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	6.0
Amortization of prior service cost/(credit)	0.0
Total	SFr 6.0
Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11.0
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	73.00%	73.00%
Value of plan assets (as a percent)	81.00%	80.00%
Pension benefit obligation (as a percent)	82.00%	82.00%
Employee contributions, number of contribution levels	3
Total benefit costs
Service costs on benefit obligation	SFr 243.0	SFr 288.0	298.0
Interest costs on benefit obligation	57.0	141.0	189.0
Expected return on plan assets	(473.0)	(536.0)	(592.0)
Amortization of recognized prior service cost/(credit)	(131.0)	(116.0)	(85.0)
Amortization of recognized actuarial losses/(gains)	340.0	366.0	351.0
Settlement losses/(gains)	37.0	24.0	24.0
Curtailment losses/(gains)	(23.0)	(18.0)	(2.0)
Special termination benefits	19.0	22.0	9.0
Net periodic benefit/(costs)	69.0	171.0	192.0
PBO
Beginning of the measurement period	15,885.0	16,088.0
Plan participant contributions	205.0	202.0
Service costs	243.0	288.0	298.0
Interest costs	57.0	141.0	189.0
Plan amendments	0.0	(179.0)
Settlements	(144.0)	(70.0)
Curtailments	(22.0)	(4.0)
Special termination benefits	19.0	22.0
Actuarial losses/(gains)	471.0	134.0
Benefit payments	(829.0)	(737.0)
Exchange rate losses/(gains)	0.0	0.0
End of the measurement period	15,885.0	15,885.0	16,088.0
Fair value of plan assets
Beginning of the measurement period	15,951.0	15,602.0
Actual return on plan assets	1,398.0	510.0
Employer contributions	415.0	444.0
Plan participant contributions	205.0	202.0
Settlements	(144.0)	(70.0)
Benefit payments	(829.0)	(737.0)
Exchange rate gains/(losses)	0.0	0.0
End of the measurement period	16,996.0	15,951.0	SFr 15,602.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	1,111.0	66.0
Total funded status recognized in the consolidated balance sheet at December 31	1,111.0	66.0
Total amount recognized
Noncurrent assets	1,111.0	66.0
Current liabilities	0.0	0.0
Noncurrent liabilities	0.0	0.0
Total amount recognized in the consolidated balance sheet at December 31	1,111.0	66.0
ABO
End of the measurement period	SFr 14,841.0	SFr 14,962.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	1.01%	0.90%	1.25%
Discount rate - interest costs (as a percent)	0.37%	0.90%	1.25%
Salary increases (as a percent)	0.50%	0.80%	1.00%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.50%	4.00%
Interest rate on savings plan (as a percent)	0.85%	1.25%	1.25%
Benefit obligation (%)
Discount rate (as a percent)	0.86%	0.85%	0.90%
Salary increases (as a percent)	0.50%	0.50%	0.80%
Interest rate on savings plan (as a percent)	0.86%	0.85%	1.25%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	5.00%
Employer contributions (as a percent)	7.50%
Benefit obligation (%)
Interest rate on savings plan (as a percent)	1.00%				1.00%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	14.00%
Employer contributions (as a percent)	25.00%
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 22.0	SFr 20.0	SFr 21.0
Interest costs on benefit obligation	91.0	124.0	129.0
Expected return on plan assets	(133.0)	(175.0)	(195.0)
Amortization of recognized prior service cost/(credit)	0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)	60.0	41.0	84.0
Settlement losses/(gains)	0.0	72.0	(1.0)
Curtailment losses/(gains)	(10.0)	0.0	0.0
Special termination benefits	0.0	0.0	0.0
Net periodic benefit/(costs)	30.0	82.0	38.0
PBO
Beginning of the measurement period	3,337.0	3,366.0
Plan participant contributions	0.0	0.0
Service costs	22.0	20.0	21.0
Interest costs	91.0	124.0	129.0
Plan amendments	0.0	0.0
Settlements	0.0	(278.0)
Curtailments	(11.0)	0.0
Special termination benefits	1.0	1.0
Actuarial losses/(gains)	171.0	476.0
Benefit payments	(287.0)	(150.0)
Exchange rate losses/(gains)	66.0	(222.0)
End of the measurement period	3,390.0	3,337.0	3,366.0
Fair value of plan assets
Beginning of the measurement period	4,000.0	3,712.0
Actual return on plan assets	256.0	824.0
Employer contributions	22.0	232.0
Plan participant contributions	0.0	0.0
Settlements	0.0	(278.0)
Benefit payments	(287.0)	(150.0)
Exchange rate gains/(losses)	97.0	(340.0)
End of the measurement period	4,088.0	4,000.0	SFr 3,712.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	698.0	663.0
Total funded status recognized in the consolidated balance sheet at December 31	698.0	663.0
Total amount recognized
Noncurrent assets	1,058.0	995.0
Current liabilities	(11.0)	(11.0)
Noncurrent liabilities	(349.0)	(321.0)
Total amount recognized in the consolidated balance sheet at December 31	698.0	663.0
ABO
End of the measurement period	SFr 3,351.0	SFr 3,281.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	2.92%	4.05%	3.82%
Discount rate - interest costs (as a percent)	2.79%	4.05%	3.82%
Salary increases (as a percent)	3.55%	3.56%	4.19%
Expected long-term rate of return on plan assets (as a percent)	3.88%	5.07%	6.00%
Benefit obligation (%)
Discount rate (as a percent)	2.83%	3.10%	4.05%
Salary increases (as a percent)	2.97%	3.55%	3.56%
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0.0	SFr 0.0	SFr 0.0
Interest costs on benefit obligation	6.0	8.0	7.0
Expected return on plan assets	0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)	0.0	0.0	(23.0)
Amortization of recognized actuarial losses/(gains)	7.0	10.0	14.0
Settlement losses/(gains)	0.0	0.0	0.0
Curtailment losses/(gains)	0.0	0.0	0.0
Special termination benefits	0.0	0.0	0.0
Net periodic benefit/(costs)	13.0	18.0	(2.0)
PBO
Beginning of the measurement period	184.0	180.0
Plan participant contributions	0.0	0.0
Service costs	0.0	0.0	0.0
Interest costs	6.0	8.0	7.0
Plan amendments	0.0	0.0
Settlements	0.0	0.0
Curtailments	0.0	0.0
Special termination benefits	0.0	0.0
Actuarial losses/(gains)	2.0	1.0
Benefit payments	(11.0)	(11.0)
Exchange rate losses/(gains)	(8.0)	6.0
End of the measurement period	173.0	184.0	180.0
Fair value of plan assets
Beginning of the measurement period	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	11.0	11.0
Plan participant contributions	0.0	0.0
Settlements	0.0	0.0
Benefit payments	(11.0)	(11.0)
Exchange rate gains/(losses)	0.0	0.0
End of the measurement period	0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(173.0)	(184.0)
Total funded status recognized in the consolidated balance sheet at December 31	(173.0)	(184.0)
Total amount recognized
Noncurrent assets	0.0	0.0
Current liabilities	(11.0)	(12.0)
Noncurrent liabilities	(162.0)	(172.0)
Total amount recognized in the consolidated balance sheet at December 31	(173.0)	(184.0)
ABO
End of the measurement period	SFr 173.0	SFr 184.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	4.03%	4.50%	4.20%
Discount rate - interest costs (as a percent)	3.48%	4.50%	4.20%
Benefit obligation (%)
Discount rate (as a percent)	3.70%	4.21%	4.50%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.30%	8.30%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	SFr 0.1	SFr 0.2	SFr 0.2
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	3.0	4.0	4.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	0.1	0.2	0.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	3.0	4.0	4.0
International | Other post-retirement defined benefit plans | Forecast/Estimate
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.20%
Bank
Total benefit costs
Net periodic benefit/(costs)	43.0	100.0	36.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	525.0	479.0
Total amount recognized
Noncurrent assets	1,058.0	995.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(381.0)	(402.0)
Prior service credit/(cost)	2.0	2.0
Total	(379.0)	(400.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	7.0	(87.0)	SFr (14.0)
Actuarial gains/(losses), Net	(35.0)	129.0
Amortization of actuarial losses/ (gains), Net	57.0	35.0
Immediate recognition due to curtailment/settlement, Net		45.0
Total amounts recognized in other comprehensive income, Net	SFr 22.0	SFr 209.0
Bank | Switzerland | Defined benefit pension plans
PBO
Entity contribution to the group plan (as a percent)	87.00%
Bank | Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	7.50%
Bank | Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	25.00%
Bank | Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan				SFr 331.0
Bank | Switzerland | Other post-retirement defined benefit plans
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.30%	8.30%	8.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	SFr 0.1	SFr 0.2	SFr 0.2
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	3.0	4.0	4.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	0.1	0.2	0.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	3.0	4.0	4.0
Bank | International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	22.0	20.0	21.0
Interest costs on benefit obligation	91.0	124.0	129.0
Expected return on plan assets	(133.0)	(175.0)	(195.0)
Amortization of recognized prior service cost/(credit)	0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)	60.0	41.0	84.0
Settlement losses/(gains)	0.0	72.0	(1.0)
Curtailment losses/(gains)	(10.0)	0.0	0.0
Net periodic benefit/(costs)	30.0	82.0	38.0
PBO
Beginning of the measurement period	3,337.0	3,366.0
Service costs	22.0	20.0	21.0
Interest costs	91.0	124.0	129.0
Settlements	0.0	(278.0)
Curtailments	(11.0)	0.0
Special termination benefits	1.0	1.0
Actuarial losses/(gains)	171.0	476.0
Benefit payments	(287.0)	(150.0)
Exchange rate losses/(gains)	66.0	(222.0)
End of the measurement period	3,390.0	3,337.0	3,366.0
Fair value of plan assets
Beginning of the measurement period	4,000.0	3,712.0
Actual return on plan assets	256.0	824.0
Employer contributions	22.0	232.0
Settlements	0.0	(278.0)
Benefit payments	(287.0)	(150.0)
Exchange rate gains/(losses)	97.0	(340.0)
End of the measurement period	4,088.0	4,000.0	SFr 3,712.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	698.0	663.0
Total funded status recognized in the consolidated balance sheet at December 31	698.0	663.0
Total amount recognized
Noncurrent assets	1,058.0	995.0
Current liabilities	(11.0)	(11.0)
Noncurrent liabilities	(349.0)	(321.0)
Total amount recognized in the consolidated balance sheet at December 31	698.0	663.0
ABO
End of the measurement period	3,351.0	3,281.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(345.0)	(363.0)
Prior service credit/(cost)	(1.0)	(1.0)
Total	(346.0)	(364.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(48.0)	174.0
Actuarial gains/(losses), Tax	14.0	(44.0)
Actuarial gains/(losses), Net	(34.0)	130.0
Amortization of actuarial losses/(gains), Gross	60.0	41.0
Amortization of actuarial losses/(gains), Tax	(7.0)	(12.0)
Amortization of actuarial losses/ (gains), Net	53.0	29.0
Immediate recognition due to curtailment/settlement, Gross		72.0
Immediate recognition due to curtailment/settlement, Tax		(27.0)
Immediate recognition due to curtailment/settlement, Net		45.0
Total amounts recognized in other comprehensive income, Gross	12.0	287.0
Total amounts recognized in other comprehensive income, Tax	7.0	(83.0)
Total amounts recognized in other comprehensive income, Net	19.0	SFr 204.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	40.0
Total	SFr 40.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	2.92%	4.05%	3.82%
Discount rate - interest costs (as a percent)	2.79%	4.05%	3.82%
Salary increases (as a percent)	3.55%	3.56%	4.19%
Expected long-term rate of return on plan assets (as a percent)	3.88%	5.07%	6.00%
Benefit obligation (%)
Discount rate (as a percent)	2.83%	3.10%	4.05%
Salary increases (as a percent)	2.97%	3.55%	3.56%
Bank | International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				16.0
Bank | International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0.0	SFr 0.0	SFr 0.0
Interest costs on benefit obligation	6.0	8.0	7.0
Expected return on plan assets	0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)	0.0	0.0	(23.0)
Amortization of recognized actuarial losses/(gains)	7.0	10.0	14.0
Settlement losses/(gains)	0.0	0.0	0.0
Curtailment losses/(gains)	0.0	0.0	0.0
Net periodic benefit/(costs)	13.0	18.0	(2.0)
PBO
Beginning of the measurement period	184.0	180.0
Service costs	0.0	0.0	0.0
Interest costs	6.0	8.0	7.0
Settlements	0.0	0.0
Curtailments	0.0	0.0
Special termination benefits	0.0	0.0
Actuarial losses/(gains)	2.0	1.0
Benefit payments	(11.0)	(11.0)
Exchange rate losses/(gains)	(8.0)	6.0
End of the measurement period	173.0	184.0	180.0
Fair value of plan assets
Beginning of the measurement period	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	11.0	11.0
Settlements	0.0	0.0
Benefit payments	(11.0)	(11.0)
Exchange rate gains/(losses)	0.0	0.0
End of the measurement period	0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(173.0)	(184.0)
Total funded status recognized in the consolidated balance sheet at December 31	(173.0)	(184.0)
Total amount recognized
Noncurrent assets	0.0	0.0
Current liabilities	(11.0)	(12.0)
Noncurrent liabilities	(162.0)	(172.0)
Total amount recognized in the consolidated balance sheet at December 31	(173.0)	(184.0)
ABO
End of the measurement period	173.0	184.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(36.0)	(39.0)
Prior service credit/(cost)	3.0	3.0
Total	(33.0)	(36.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(2.0)	(1.0)
Actuarial gains/(losses), Tax	1.0	0.0
Actuarial gains/(losses), Net	(1.0)	(1.0)
Amortization of actuarial losses/(gains), Gross	7.0	10.0
Amortization of actuarial losses/(gains), Tax	(3.0)	(4.0)
Amortization of actuarial losses/ (gains), Net	4.0	6.0
Immediate recognition due to curtailment/settlement, Gross		0.0
Immediate recognition due to curtailment/settlement, Tax		0.0
Immediate recognition due to curtailment/settlement, Net		0.0
Total amounts recognized in other comprehensive income, Gross	5.0	9.0
Total amounts recognized in other comprehensive income, Tax	(2.0)	(4.0)
Total amounts recognized in other comprehensive income, Net	3.0	SFr 5.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	6.0
Total	SFr 6.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	4.03%	4.50%	4.20%
Discount rate - interest costs (as a percent)	3.48%	4.50%	4.20%
Benefit obligation (%)
Discount rate (as a percent)	3.70%	4.21%	4.50%
Health care cost assumptions
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Bank | International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11.0
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.20%